Leases - Schedule of Right-of-use asset (Detail)	12 Months Ended
Dec. 31, 2019 CAD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	$ 2,826,512
Depreciation of right-of-use asset	(609,587)
Ending Balance	2,216,925
Office equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	2,472,349
Depreciation of right-of-use asset	(485,602)
Ending Balance	1,986,747
Vehicles [member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	354,163
Depreciation of right-of-use asset	(123,985)
Ending Balance	$ 230,178